Schedule of reconciliation of income tax expenses to prima facie tax on accounting loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Tax
Loss before income tax	$ (24,542,490)	$ (1,972,954)	$ (1,715,375)
Prima facie tax benefit at the Australian corporate tax rate of 30% (2025 and 2024: 25%)	7,362,747	493,238	428,843
Share-based payments not deductible	(4,294,100)
Non-deductible expenses and other adjustments	(29,859)
Share of profit of equity-accounted investments, recognised net of tax	11,006
Effect of different tax rates in foreign jurisdictions	(341,576)
Current tax in respect of a prior year — VIS Networks Private Limited, Indian assessment year 2024-25	(226,202)
Current year tax losses not recognised	(2,683,655)	(371,095)	(428,843)
Temporary differences not recognised	(91,081)	(122,143)
Tax losses not previously recognised, utilised in the year	24,238
Difference between deferred tax recognised by the VIS entities and the tax effect of their results for the period	154,611
Income tax expense	$ (113,871)